Trade Payables and Accruals - Summary of Trade Payables and Accruals (Detail) - CAD ($) $ in Millions	Jan. 31, 2022	Jan. 31, 2021
Trade and other current payables [abstract]
Trade payables	$ 965.3	$ 814.7
Wages and related employee accruals	207.1	195.0
Other accruals	450.5	286.8
Total trade payables and accruals	$ 1,622.9	$ 1,296.5